INCOME TAXES (Details - Schedule of deferred tax assets) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 7,000,000	$ 5,900,000
Valuation allowance	(7,000,000)	(5,900,000)
Net deferred tax asset	$ 0	$ 0